Fees Summary	Dec. 16, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $20,843,000.
Narrative - Max Aggregate Offering Price	$ 20,843,000